Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Common shares	Reserves	Share based payments reserve	Warrants reserve	Accumulated Other Comprehensive Income (loss)	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2022	$ 445,316	$ 24,009	$ 9,897	$ 14,112	$ (1,583)	$ (70,758)	$ 396,984
Shares at beginning of period at Dec. 31, 2022	305,809
Shares issued pursuant to a financing	$ 18,434						18,434
Shares issued pursuant to a financing (in shares)	3,987
Share issued for property payments	$ 242						242
Share issued for property payments (in shares)	62
Warrants exercised	$ 3,215	(345)		(345)			2,870
Warrants exercised (in shares)	1,292
Options exercised	$ 6,926	(2,036)	(2,036)				4,890
Options exercised (in shares)	3,866
RSUs issued upon vesting	$ 228	(228)	(228)
RSUs issued upon vesting (in shares)	58
Share based payments		2,987	2,987				2,987
Income (loss) for the year						(27,010)	(27,010)
Other comprehensive income (loss)					1,144		1,144
Equity at end of period at Dec. 31, 2023	$ 474,361	24,387	10,620	13,767	(439)	(97,768)	400,541
Shares at end of period at Dec. 31, 2023	315,074
Shares issued pursuant to a financing	$ 8,937						8,937
Shares issued pursuant to a financing (in shares)	2,221
Share issuance costs (note 13)	$ (71)						(71)
Warrants exercised	$ 6,646	(716)		(716)			5,930
Warrants exercised (in shares)	2,713
Options exercised	$ 4,253	(1,158)	(1,158)				3,095
Options exercised (in shares)	1,508
RSUs issued upon vesting	$ 707	(707)	(707)
RSUs issued upon vesting (in shares)	162
Share based payments		3,376	3,376				3,376
Income (loss) for the year						88,981	88,981
Other comprehensive income (loss)					(3,344)		(3,344)
Equity at end of period at Dec. 31, 2024	$ 494,833	$ 25,182	$ 12,131	$ 13,051	$ (3,783)	$ (8,787)	$ 507,445
Shares at end of period at Dec. 31, 2024	321,678